Financial Assets at Fair Value Through Profit or Loss (Details) - Schedule of Gains/(Losses) were Recognised in Profit or Loss - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Gains/(Losses) were Recognised in Profit or Loss [Abstract]
Fair value gains/ (losses) on equity investments at FVPL recognised in other gains/ (losses)	€ 27,186